Other Operating Gains (Losses), Net - Schedule of Summarized Financial Information Relating to the Disposal of the Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Gains (Losses), Net - Schedule of Summarized Financial Information Relating to the Disposal of the Subsidiaries (Details) [Line Items]
Net proceeds, including working capital adjustments	$ 5,597
Carrying value
Assets	3,759
Liabilities	(782)
Total Carrying value	2,977
Gain on disposal	$ 2,620